SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [text block] [Abstract]
Disclosure of classes of share capital [text block]

34    Share capital

(1) Authorised share capital

	Group and Bank
	2018 £m	2017 £m	2016 £m
Sterling
1,650 million ordinary shares of £1 each	1,650	1,650	1,650
1 cumulative floating rate Preference share of £1	–	–	–
100 6 per cent Non-Cumulative Redeemable Preference shares of £1 each	–	–	–
175 million Preference shares of 25p each	44	44	44
	1,694	1,694	1,694

US dollars	US$m	US$m	US$m
160 million Preference shares of 25 cents each	40	40	40

Euro	€m	€m	€m
160 million Preference shares of 25 cents each	40	40	40

Japanese yen	¥m	¥m	¥m
50 million Preference shares of ¥25 each	1,250	1,250	1,250

(2) Issued and fully paid ordinary shares

	2018 Number of shares	2017 Number of shares	2016 Number of shares	2018 £m	2017 £m	2016 £m
Sterling
Ordinary shares of £1 each
At 1 January and 31 December	1,574,285,751	1,574,285,751	1,574,285,751	1,574	1,574	1,574

Share capital and control

There are no limitations on voting rights or restrictions on the transfer of shares in the Bank other than as set out in the articles of association, and certain restrictions which may from time to time be imposed by law and regulations (for example, insider trading laws).

Ordinary shares

The holders of ordinary shares, who held 100 per cent of the total ordinary share capital at 31 December 2018, are entitled to receive the Bank’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Bank’s articles of association) and on a winding up may share in the assets of the Bank.

Issued and fully paid preference shares

The Bank has in issue various classes of preference shares which are all classified as liabilities under accounting standards and which are shown in note 33.